Note 4 - Loans and Leases	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE
4
– LOANS AND LEASES

Loans and leases at
December 31, 2020
and
2019
consist of the following:

	2020	2019

Residential 1-4 family real estate	$111,061	$122,905
Commercial and multi-family real estate	374,832	367,614
Commercial	141,280	77,658
Consumer	6,930	8,247
Total loans and leases	$634,103	$576,424

Fixed rate loans and leases approximated
$156,458,000
at
December 31, 2020

and
$137,671,000
at
December 31, 2019
.

Loans originated through the PPP program are included in the Commercial segment and had an outstanding balance of $
76.8
million at December 31, 2020.

Most of the Corporation's lending activities are with customers located in Northwestern and West Central Ohio. As of
December 31, 2020
and
2019
, the Corporation's loans and leases from borrowers in the agriculture industry represent the single largest industry and amounted to
$53,524,000
and
$44,729,000,
respectively. Agriculture loans and leases are generally secured by property and equipment. Repayment is primarily expected from cash flow generated through the harvest and sale of crops or milk production for dairy products. Agriculture customers are subject to various risks and uncertainties which can adversely impact the cash flow generated from their operations, including weather conditions; milk production; health and stability of livestock; costs of key operating items such as fertilizer, fuel, seed, or animal feed; and market prices for crops, milk, and livestock. Credit evaluation of agricultural lending is based on an evaluation of cash flow coverage of principal and interest payments and the adequacy of collateral received.

The Corporation originates
1
-
4
family real estate and consumer loans and leases utilizing credit reports to supplement the underwriting process. The Corporation's underwriting standards for
1
-
4
family loans and leases are generally in accordance with the Federal Home Loan Mortgage Corporation (FHLMC) manual underwriting guidelines.  Properties securing
1
-
4
family real estate loans and leases are appraised by fee appraisers, which is independent of the loan and lease origination function and has been approved by the Board of Directors and the Loan Policy Committee. The loan-to-value ratios normally do not
exceed
80%
without credit enhancements such as mortgage insurance. The Corporation will lend up to
100%
of the lesser of the appraised value or purchase price for conventional
1
-
4
family real estate loans, provided private mortgage insurance is obtained. The underwriting standards for consumer loans and leases include a determination of the applicant's payment history on other debts and an assessment of their ability to meet existing obligations and payments on the proposed loan or lease. To monitor and manage loan and lease risk, policies and procedures are developed and modified, as needed by management. This activity, coupled with smaller loan and lease amounts that are spread across many individual borrowers, minimizes risk. Additionally, market conditions are reviewed by management on a regular basis. The Corporation's
1
-
4
family real estate loans and leases are secured primarily by properties located in its primary market area.

Commercial and agricultural real estate loans and leases are subject to underwriting standards and processes similar to commercial and agricultural operating loans and leases, in addition to those unique to real estate loans and leases. These loans and leases are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial and agricultural real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Loan to value is generally
75%
of the cost or appraised value of the assets. Appraisals on properties securing these loans are generally performed by fee appraisers approved by the Board of Directors. Because payments on commercial and agricultural real estate loans are often dependent on the successful operation or management of the properties, repayment of such loans may
be subject to adverse conditions in the real estate market or the economy. Management monitors and evaluates commercial and agricultural real estate loans and leases based on cash flows, collateral and risk rating criteria. The Corporation may
require guarantees on these loans and leases. The Corporation's commercial and agricultural real estate loans and leases are secured primarily by properties located in its primary market area.

Commercial and agricultural operating loans and leases are underwritten based on the Corporation's examination of current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed. This underwriting includes the evaluation of cash flows of the borrower, underlying collateral, if applicable and the borrower's ability to manage its business activities. The cash flows of borrowers and the collateral securing these loans and leases may
fluctuate in value after the initial evaluation. A
first
priority lien on the general assets of the business normally secures these types of loans and leases. Loan to value limits vary and are dependent upon the nature and type of the underlying collateral and the financial strength of the borrower. Crop and/or hail insurance may
be required for agricultural borrowers. Loans are generally guaranteed by the principal(s). The Corporation's commercial and agricultural operating lending is primarily in its primary market area.

The Corporation maintains an internal audit department that reviews and validates the credit risk program on a periodic basis. Results of these reviews are presented to management and the audit committee. The internal audit process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel, as well as the Corporation's policies and procedures.

The following tables present the activity in the allowance for loan and lease losses by portfolio segment for the years ended
December 31, 2020,
2019
and
2018
:

	(in thousands)
	Residential 1 – 4 family real estate	Commercial and multi- family real estate	Commercial	Consumer	Total
Balance at December 31, 2019	$592	$2,536	$939	$64	$4,131
Provision for loan and lease losses	1,310	4,224	566	100	6,200
Losses charged off	(228)	(125)	(4)	(33)	(390)
Recoveries	9	29	14	1	53
Balance at December 31, 2020	$1,683	$6,664	$1,515	$132	$9,994

	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
Balance at December 31, 2018	$576	$2,355	$534	$62	$3,527
Provision for loan and lease losses	22	52	465	11	550
Losses charged off	(46)	(23)	(101)	(10)	(180)
Recoveries	40	152	41	1	234
Balance at December 31, 2019	$592	$2,536	$939	$64	$4,131

	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
Balance at December 31, 2017	$545	$1,746	$501	$43	$2,835
Provision (credit) for loan and lease losses	8	417	(3)	28	450
Losses charged off	(52)	(114)	(21)	(10)	(197)
Recoveries	75	306	57	1	439
Balance at December 31, 2018	$576	$2,355	$534	$62	$3,527

The following tables present the balance in the allowance for loan and lease losses and the recorded investment in loans and leases by portfolio segment and based on impairment method as of
December 31, 2020
and
2019
:

	(in thousands)
	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
2020
Allowance for loan and lease losses:
Attributable to loans and leases individually evaluated for impairment	$-	$6	$249	$-	$255
Collectively evaluated for impairment	1,683	6,658	1,266	132	9,739
Total allowance for loan and lease losses	$1,683	$6,664	$1,515	$132	$9,994

Loans and leases:
Individually evaluated for impairment	$-	$1,047	$1,978	$-	$3,025
Acquired with deteriorated credit quality	60	104	-	-	164
Collectively evaluated for impairment	111,001	373,681	139,302	6,930	630,914
Total ending loans and leases balance	$111,061	$374,832	$141,280	$6,930	$634,103

	Residential 1 – 4 family real estate	Commercial and multi-family real estate	Commercial	Consumer	Total
2019
Allowance for loan and lease losses:
Attributable to loans and leases individually evaluated for impairment	$-	$93	$342	$-	$435
Collectively evaluated for impairment	592	2,443	597	64	3,696
Total allowance for loan and lease losses	$592	$2,536	$939	$64	$4,131

Loans and leases:
Individually evaluated for impairment	$-	$1,499	$1,279	$-	$2,778
Acquired with deteriorated credit quality	61	127	-	-	188
Collectively evaluated for impairment	122,844	365,988	76,379	8,247	573,458
Total ending loans and leases balance	$122,905	$367,614	$77,658	$8,247	$576,424

The following is a summary of the activity in the allowance for loan and lease losses of impaired loans, which is a part of the Corporation's overall allowance for loan and lease losses for the years ended
December 31, 2020,
2019
and
2018
:

	(in thousands)
	2020	2019	2018

Balance at beginning of year	$435	$128	$-
Provision (credit) for loan and lease losses	(180)	307	128
Loans charged off	-	-	-
Recoveries	-	-	-
Balance at end of year	$255	$435	$128

The average balance of impaired loans and leases (excluding loans and leases acquired with deteriorated credit quality) amounted to
$2,788,000,
$2,386,000
and
$349,000
during
2020
,
2019
 and
2018
, respectively. Interest income on impaired loans and leases was
$43,000
 in
2020
 and
$263,000
in
2019.
  There was
no
interest income on impaired loans and leases in
2018.

The following table presents loans and leases individually evaluated for impairment by class of loans as of
December 31, 2020
and
2019
:

	(in thousands)
	2020		2019
	Recorded investment	Allowance for loan and lease losses allocated	Recorded investment	Allowance for loan and lease losses allocated
With no related allowance recorded:
Residential 1-4 family real estate	$-	$-	$-	$-
Commercial and multi-family real estate	872	-	822	-
Agricultural real estate	10	-	4	-
Commercial	425	-	22	-
Agriculture	-	-	-	-
Consumer	-	-	-	-
With an allowance recorded:
Residential 1-4 family real estate	-	-	-	-
Commercial and multi-family real estate	165	6	673	93
Agricultural real estate	-	-	-	-
Commercial	1,553	249	1,257	342
Agriculture	-	-	-	-
Consumer	-	-	-	-
Total	$3,025	$255	$2,778	$435

The following table presents the recorded investment in nonaccrual loans and leases, loans and leases past due over
90
days still on accrual and troubled debt restructurings by class of loans as of
December 31, 2020
and
2019
:

	(in thousands)
	2020			2019
	Nonaccrual	Loans and leases past due over 90 days still accruing	Accruing Troubled Debt Restructurings	Nonaccrual	Loans and leases past due over 90 days still accruing	Accruing Troubled Debt Restructurings
Residential 1-4 family real estate	$363	$60	$175	$414	$138	$223
Commercial and multi-family real estate	570	-	546	545	-	623
Agricultural real estate	11	-	-	4	-	-
Commercial	-	-	769	-	-	772
Agriculture	-	-	-	-	-	-
Consumer	6	-	-	-	-	-
Total	$950	$60	$1,490	$963	$138	$1,618

The nonaccrual balances in the table above include troubled debt restructurings that have been classified as nonaccrual.

The following table presents the aging of the recorded investment in past due loans and leases as of
December 31, 2020
and
2019
by class of loans and leases:

	(in thousands)
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2020
Residential 1-4 family real estate	$795	$-	$173	$968	$110,093	$111,061
Commercial and multi-family real estate	468	181	212	861	330,154	331,015
Agricultural real estate	-	-	-	-	43,817	43,817
Commercial	676	-	-	676	130,897	131,573
Agriculture	-	-	-	-	9,707	9,707
Consumer	4	-	6	10	6,920	6,930
Total	$1,943	$181	$391	$2,515	$631,588	$634,103

	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2019
Residential 1-4 family real estate	$2,709	$99	$322	$3,130	$119,775	$122,905
Commercial and multi-family real estate	177	302	15	494	332,161	332,655
Agricultural real estate	-	-	-	-	34,959	34,959
Commercial	-	57	5	62	67,826	67,888
Agriculture	-	-	-	-	9,770	9,770
Consumer	2	-	-	2	8,245	8,247
Total	$2,888	$458	$342	$3,688	$572,736	$576,424

Credit Quality Indicators:

The Corporation categorizes loans and leases into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Corporation analyzes loans and leases individually by classifying the loans and leases as to the credit risk. This analysis generally includes non-homogenous loans and leases, such as commercial and commercial real estate loans and leases. The Corporation uses the following definitions for risk ratings for adverse classified loans:

●	Pass: Loans and leases not meeting the previous criteria that are analyzed individually as part of the above described process are considered to be pass rated loans and leases.
●
Special Mention:
Loans and leases which possess some credit deficiency or potential weakness which deserves close attention, but which do not
yet warrant substandard classification. Such loans and leases pose unwarranted financial risk that, if not
corrected, could weaken the loan and lease and increase risk in the future. The key distinctions of a Special Mention classification are that (
1
) it is indicative of an unwarranted level of risk, and (
2
) weaknesses are considered "potential", versus "defined", impairments to the primary source of loan repayment.

●
Substandard:
These loans and leases are inadequately protected by the current sound net worth and paying ability of the borrower. Loans and leases of this type will generally display negative financial trends such as poor or negative net worth, earnings or cash flow. These loans and leases may
also have historic and/or severe delinquency problems, and Corporation management may
depend on secondary repayment sources to liquidate these loans and leases. The Corporation could sustain some degree of loss in these loans and leases if the weaknesses remain uncorrected.

●
Doubtful:
Loans and leases in this category display a high degree of loss, although the amount of actual loss at the time of classification is undeterminable. This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification.

The following table provides a summary of the loan portfolio risk grades, as applicable, based on the most recent analysis performed, as of
December 31, 2020
and
2019.

	(in thousands)
	Pass	Special Mention	Substandard	Doubtful	Not rated	Total

2020
Residential 1 - 4 family	$6,767	$-	$-	$-	$104,294	$111,061
Commercial and multi-family real estate	356,163	6,964	11,536	-	169	374,832
Commercial	64,068	495	2,530	-	74,187	141,280
Consumer	-	-	-	-	6,930	6,930
Total	$426,998	$7,459	$14,066	$-	$185,580	$634,103

	Pass	Special Mention	Substandard	Doubtful	Not rated	Total

2019
Residential 1 - 4 family	$9,219	$-	$-	$-	$113,686	$122,905
Commercial and multi-family real estate	362,519	1,797	3,258	-	40	367,614
Commercial	75,559	410	1,688	-	1	77,658
Consumer	45	-	-	-	8,202	8,247
Total	$447,342	$2,207	$4,946	$-	$121,929	$576,424

The Corporation considers the performance of the loan and lease portfolio and its impact on the allowance for loan and lease losses. For all loan classes that are not
rated, the Corporation also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. Generally, all loans not
rated that are
90
days past due or are classified as nonaccrual and collectively evaluated for impairment, are considered nonperforming. The following table presents the recorded investment in all loans that are not
risk rated, based on payment activity as of
December 31, 2020
and
2019
:

	(in thousands)
	Residential 1-4 family	Commercial and multi-family real estate	Commercial	Consumer	Total
2020
Performing	$104,121	$153	$74,187	$6,924	$185,385
Nonperforming	173	16	-	6	195
Total	$104,294	$169	$74,187	$6,930	$185,580

	Residential 1-4 family	Commercial and multi-family real estate	Commercial	Consumer	Total
2 019
Performing	$113,364	$24	$-	$8,202	$121,590
Nonperforming	322	16	1	-	339
Total	$113,686	$40	$1	$8,202	$121,929

Modifications:

The Corporation's loan and lease portfolio also includes certain loans and leases that have been modified in a TDR, where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Corporation's loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. All TDRs are also classified as impaired loans and leases.

When the Corporation modifies a loan or lease, management evaluates any possible concession based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan or lease agreement, except when the sole (remaining) source of repayment for the loan or lease is the operation or liquidation of the collateral. In these cases, management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows. If management determines that the value of the modified loan or lease is less than the recorded investment in the loan or lease (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), an impairment is recognized through a specific reserve in the allowance or a direct write down of the loan or lease balance if collection is not
expected.

The following table includes the recorded investment and number of modifications for TDR loans and leases during the year ended
December 31, 2019.
 There were
no
TDR modifications done in 2020
. There were
no
other subsequent defaults relating to TDR loans and leases during the years ended
December 31, 2020
and
2019
.

	(dollars in thousands)
	Number of modifications	Recorded investment	Allowance for loan and lease losses allocated
2019
Commercial and multi family real estate	2	$545	$-
Commercial	1	750	342
Total	3	$1,295	$342

The concessions granted during
2020
 included the following: the bank modified
one
loan as ordered by the Bankruptcy Court, to comply with the bankruptcy plan. Additionally, the bank rewrote part of a line of credit and termed out another line of credit, which would likely have prohibited the borrower from financing/refinancing at another institution.

As a result of the COVID-
19
pandemic, payment deferrals and interest only payment options for consumer, small business, and commercial customers for up to
90
days were offered.  Payment extensions of up to
90
days for mortgage customers were also offered. Through
December 31,
202
0,
152
 loans were modified or extended, approximating
$57.7
 million.  The
se modifications and extensions were made under the CARES Act and are not
considered TDR's.

The following is additional information with respect to loans and leases acquired in the Benchmark and OSB transactions as of
December 31, 2020
and
2019
:

	Benchmark Bank
	(in thousands)
	Contractual
	Principal	Accretable	Carrying
2020	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2019	$58,953	$(1,177)	$57,776
Change due to payments received	(21,567)	522	(21,045)
Balance at December 31, 2020	$37,386	$(655)	$36,731

Purchased Impaired Loans and Leases
Balance at December 31, 2019	$354	$(192)	$162
Change due to payments received	(67)	19	(48)
Balance at December 31, 2020	$287	$(173)	$114

	Contractual
	Principal	Accretable	Carrying
2019	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2018	$74,837	$(1,553)	$73,284
Change due to payments received	(15,884)	376	(15,508)
Balance at December 31, 2019	$58,953	$(1,177)	$57,776

Purchased Impaired Loans and Leases
Balance at December 31, 2018	$516	$(253)	$263
Change due to payments received	(162)	61	(101)
Balance at December 31, 2019	$354	$(192)	$162

	The Ohio State Bank
	(in thousands)
	Contractual
	Principal	Accretable	Carrying
2020	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2019	$13,047	$(430)	$12,617
Change due to payments received	(2,866)	111	(2,755)
Balance at December 31, 2020	$10,181	$(319)	$9,862

Purchased Impaired Loans and Leases
Balance at December 31, 2019	$160	$(134)	$26
Change due to payments received	(51)	75	24
Balance at December 31, 2020	$109	$(59)	$50

	Contractual
	Principal	Accretable	Carrying
2019	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2018	$19,043	$(658)	$18,385
Change due to payments received	(5,996)	228	(5,768)
Balance at December 31, 2019	$13,047	$(430)	$12,617

Purchased Impaired Loans and Leases
Balance at December 31, 2018	$196	$(163)	$33
Change due to payments received	(21)	14	(7)
Balance at December 31, 2019	(15)	15	-
	$160	$(134)	$26

As a result of the acquisitions, the Corporation has loans, for which there was at acquisition, evidence of deterioration of credit quality since origination and for which it was probable at acquisition, that all contractually required payments would not
be collected. The carrying amount of those loans was
$114,000
as of
December 31, 2020
and $
162,000
as of
December 31, 2019
related to the Benchmark acquisition and
$50,000
at
December 31, 2020
and
$26,000
at
December 31, 2019
 for the OSB acquisition.

 There was
no
provision for loan and lease losses recognized for the years ended
December 31, 2020
and
2019
 related to the acquired loans and leases as there was
no
significant change to the credit quality of the loans and leases during the periods.

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are loan and lease customers of the Corporation. Such loans and leases are made in the ordinary course of business in accordance with the normal lending policies of the Corporation, including the interest rate charged and collateralization. Such loans amounted to
$965,000
and
$1,154,000
at
December 31, 2020
and
2019
 respectively. The following is a summary of activity during
2020
,
2019
 and
2018
 for such loans:

	(in thousands)
	2020	2019	2018
Beginning of year	$1,154	$1,371	$491
Additions	4	-	952
Repayments	(193)	(217)	(72)
End of year	$965	$1,154	$1,371

Additions and repayments include loan and lease renewals, as well as net borrowings and repayments under revolving lines-of-credit.